Other non financial assets (Details Narrative) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Other Non Financial Assets
Mandatory reserve deposits with tax authorities	₨ 167,907	₨ 204,993
Income tax examination, refund adjustment claim with taxing authority, non-current		₨ 1,081